Operations and principal activities	12 Months Ended
Dec. 31, 2021
Operations and principal activities
Operations and principal activities

1. Operations and principal activities

(a) Principal activities

So-Young International Inc. (the “Company” or “So-Young”), is a leading online platform on consumption healthcare services focusing on discretionary medical treatments. The Company, through its consolidated subsidiaries and consolidated variable interest entities (“VIEs”) and the subsidiaries of the VIE (collectively referred to as the “Group”) is primarily engaged in the operation of the platform that enables users to both discover reliable content and share their own experience on medical aesthetics procedures, and leads users to reserve treatment services from medical aesthetic service providers for offline treatment in the People’s Republic of China (the “PRC” or “China”) and internationally.

As of December 31, 2021, the Company’s major subsidiaries, consolidated VIEs and VIEs’ subsidiaries are as follows:

		Percentage of
	Place and year of	direct or indirect
	incorporation or	economic
	year of acquisition	ownership	Principal activities
Subsidiaries
So-Young Hong Kong Limited (“So-Young HK”)	Hong Kong, 2014	100%	Investment holding
So-Young High Tech Korea Co., Ltd.	Korea, 2014	100%	Technology advisory services
Beijing So-Young Wanwei Technology Consulting Co., Ltd. (“So-Young Wanwei”)	the PRC, 2014	100%	Management consulting services
So-Young (China) Network Technology Co., Ltd. (“So-Young China”)	the PRC, 2018	100%	Management consulting services
Wuhan Zeqi Technology Co., Ltd. (“Wuhan Zeqi”)	the PRC, 2021	100%	Investment holding
Wuhan Miracle Laser Systems, Inc. (“Wuhan Miracle”)	the PRC, 2021	91.77%	Production, sales and agency of equipment
Wuhan Haoweilai Technology Co., Ltd. (“Wuhan Haoweilai”)	the PRC, 2021	91.77%	Production, sales and agency of equipment
Shanghai Jiading Tonghua Micro Finance Co., Ltd. (“Tonghua Micro Finance”)	the PRC, 2021	100%	Micro finance services

VIEs
Beijing So-Young Technology Co., Ltd. (“Beijing So-Young”)	the PRC, 2013	100%	Internet information and technology advisory services
Beijing Chiyan Medical Beauty Consulting Co., Ltd. (“Chiyan Beijing”)	the PRC, 2019	100%	Internet information and technology advisory services

VIE’s Subsidiaries
Beijing So-Young Souyang Investment and Management Co., Ltd.	the PRC, 2016	100%	Management consulting services
Beijing Meifenbao Technology Co., Ltd.	the PRC, 2016	100%	Technology advisory services
Beijing So-Young Qingyang Medical Instrument Co., Ltd.	the PRC, 2017	100%	Sales of medical equipment
Beijing Shengshi Meiyan Culture Co., Ltd.	the PRC, 2018	100%	Internet culture services
Jinbaoxin Shenzhen Insurance Brokers Co., Ltd. (“Jinbaoxin”)	the PRC, 2020	100%	Technology advisory services
Shanghai Leya Health Technology Co., Ltd. (“Leya”)	the PRC, 2020	63.37%	Technology advisory services
Hainan Yixian Daka Technology Co., Ltd.	the PRC, 2021	100%	Technology advisory services
Hainan So-Young Medical Technology Co., Ltd	the PRC, 2021	100%	Sales and agency of equipment

1. Operations and principal activities (Continued)

(a) Principal activities (Continued)

Initial Public Offering

In May 2019, the Company completed its IPO on the Nasdaq Global Market and the underwriters subsequently exercised their over-allotment option in May 2019. In the offering, 14,950,000 American depositary shares (“ADSs”), representing 11,500,000 Class A Ordinary shares, were issued and sold to the public at a price of US$13.80 per ADS. The net proceeds to the Company from the IPO, after deducting commission and offering expenses, were approximately US$187.5 million (RMB1,267 million).

Upon the completion of IPO, 66,613,419 Class A ordinary shares with one vote per share and 12,000,000 Class B ordinary shares with thirty votes per share were issued upon re-designation of ordinary shares and the conversion of all redeemable convertible preferred shares. In addition, the authorized share capital of the Company was US$425 divided into 850,000,000 shares, comprising (i) 750,000,000 Class A ordinary shares of a par value of US$0.0005 each, (ii) 20,000,000 Class B ordinary shares of a par value of US$0.0005 each and (iii) 80,000,000 shares of a par value of US$0.0005 each of such class or classes (however designated) as the board of directors may determine in accordance with the amended and restated memorandum and articles of association.

(b) VIE arrangements between the Company’s PRC subsidiaries

As of December 31, 2021, the Company, through the WFOE, entered into the following contractual arrangements with the VIEs and its shareholders that enabled the Company to (1) have power to direct the activities that most significantly affect the economic performance of the VIEs, and (2) bear the risks and enjoy the rewards normally associated with ownership of the VIEs. Accordingly, the Company is the ultimate primary beneficiary of the VIEs. Consequently, the financial results of the VIEs were included in the Group’s consolidated financial statements.

i) Contracts that give the Company effective control of the VIEs

Exclusive Call Option Agreement.   Pursuant to the exclusive call option agreement among the WFOE, the VIEs and the VIEs’ shareholders, each of the shareholders of the VIEs irrevocably granted the WFOE an exclusive option to purchase, or have its designated person to purchase, at its discretion, to the extent permitted under PRC law, all or part of their equity interests in the VIEs, and the purchase price shall be RMB0.01 or the lowest price permitted by applicable the PRC law. The shareholders of the VIEs undertakes that, without the prior written consent of the WFOE or the Company, they shall not increase or decrease the registered capital, dispose of its assets, incur any debts or guarantee liabilities, enter into any material purchase agreements, conduct any merger, acquisition or investments, amend its articles of association or provide any loans to third parties, distribute any dividends to shareholders. The term of exclusive call option agreement is effective until all equity interests held by the VIE’s shareholders in VIE have been transferred or assigned to WFOE and/or any other person designated by WFOE.

Powers of Attorney.   Pursuant to the powers of attorney, each shareholder of the VIEs irrevocably authorized the WFOE to act on the behalf of such shareholder with respect to all matters concerning the shareholding of the shares in the VIEs, including without limitation, attending shareholders’ meetings of the VIEs, exercising all the shareholders’ rights and shareholders’ voting rights, and designating and appointing the legal representative, directors, supervisors, general managers and other senior management members of the VIEs.

1. Operations and principal activities (Continued)

(b) VIE arrangements between the Company’s PRC subsidiaries (Continued)

i) Contracts that give the Company effective control of the VIEs (Continued)

Equity Interest Pledge Agreement.   Pursuant to the equity interest pledge agreements, the shareholders pledge 100% of their equity interest in the VIEs to the WFOE to guarantee the performance by the VIEs and its shareholders of their obligations under the exclusive business cooperation agreement, the exclusive call option agreements and the power of attorney. If events of default defined therein occur, upon giving written notice to the shareholders, the WFOE may exercise the right to enforce the pledge to the extent permitted by the PRC laws, unless the event of default has been successfully resolved to the satisfaction of the WFOE. The shareholders of the VIEs agree that, without the WFOE’s prior written consent, during the term of the equity interest pledge agreement, they will not place or permit the existence of any security interest or other encumbrance on the equity interest in the VIEs or any portion thereof.

Spousal Consent Letter.   The spouse of each shareholder of the VIEs has each signed a spousal consent letter. Under the spousal consent letter, the signing spouse unconditionally and irrevocably approved the execution by her spouse of the power of attorney, equity interest pledge agreement and exclusive option agreement, and that her spouse may perform, amend or terminate such agreements without her consent. The signing spouse confirms she will not assert any rights over the equity interests in the VIEs held by her spouse. In addition, in the event that the spouse obtains any equity interest in the VIEs held by her spouse for any reason, she agrees to be bound by and sign any legal documents substantially similar to the contractual arrangements entered into by her spouse, as may be amended from time to time.

ii) Contracts that enable the Company to receive substantially all of the economic benefits from the VIE

Exclusive business cooperation agreements.   The VIEs have entered into an exclusive technical development, consultation and service agreement with the WFOE, pursuant to which the WFOE provides exclusive services to the VIEs. In exchange, the VIEs pay a service fee to the WFOE, the amount of which shall be determined, to the extent permitted by applicable PRC laws as proposed by the WFOE, resulting in a transfer of substantially all of the profits from the VIEs to the WFOE. The VIEs have incurred RMB382,075, RMB339,623 and RMB584,914 service fee to the WFOE under the VIE arrangements for the years ended December 31, 2019, 2020 and 2021, respectively.

iii) Risks in relation to VIE structure

The Company believes that the contractual arrangements between the WFOE and its VIEs and its respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the WFOE’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of the PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company’s PRC subsidiaries and the VIEs;
●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiaries and the VIEs;
●	limit the Group’s business expansion in China;
●	impose fines or other requirements with which the Company’s PRC subsidiaries and the VIEs may not be able to comply;
●	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business; or
●	require the Company or the Company’s PRC subsidiaries or the VIEs to restructure the relevant ownership structure or operations.

1. Operations and principal activities (Continued)

(b) VIE arrangements between the Company’s PRC subsidiaries (Continued)

iii) Risks in relation to VIE structure (Continued)

The Company’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and its shareholders and it may lose the ability to receive economic benefits from the VIEs, if any. In the opinion of management, the likelihood of loss in respect of the Group’s current ownership structure or the contractual arrangements with its VIEs is remote.

The nominee shareholders of VIE are also the beneficiary owners of the Company. The interests of the VIE’s nominee shareholders may differ from the interests of the Company as a whole. The Company cannot assert that when conflicts of interest arise, the VIE shareholders will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the VIE shareholders may encounter in their capacity as beneficial owners and directors of the VIEs, on the one hand, and as beneficial owners and directors of the Company, on the other hand. The Company relies on the VIE shareholders, as directors and executive officers of the Company, to fulfill their fiduciary duties and abide by laws of the PRC and Cayman Islands and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the VIE shareholders, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.Furthermore, the enforceability, and therefore the benefits, of the contractual agreements between the Company and the VIE depend on these individuals enforcing the contracts. There is a risk that the benefits of ownership between the Company and the VIE may not be aligned in the future. Given the significance and importance of the VIEs, there would be a significant negative impact to the Company if these contracts were not enforced.

The current shareholders of VIEs have no current interest in seeking to act contrary to the contractual arrangements. However, to further protect the investors’ interest from any risk that shareholders of VIEs may act contrary to the contractual arrangements, the Company, through WFOE, entered into an irrevocable power of attorney with all of the shareholders of VIEs. Through the power of attorney, all shareholders of VIEs have entrusted WFOE as its proxy to exercise their rights as the shareholders of VIEs with respect to an aggregate of 100% of the equity interests in VIEs.

The Ministry of Commerce of the People’s Republic of China, or MOFCOM, published a discussion draft of the proposed Foreign Investment Law in January 2015, or the 2015 Draft FIL. Among other things, the 2015 Draft FIL adopts the principle of “substance over form” in determining whether an entity is a domestic enterprise or a foreign-invested enterprise, or a FIE, by introducing the concept of “de facto control”. Specifically, entities established in China but “controlled” by foreign investors will be treated as FIEs, whereas an entity set up in a foreign jurisdiction would nonetheless be, upon market entry clearance by the MOFCOM, treated as a PRC domestic investor provided that the entity is “controlled” by PRC entities and/or citizens. In this context, “control” is broadly defined in the 2015 Draft FIL to cover the scenario of having the power to exert decisive influence, via contractual or trust arrangements, over the subject entity’s operations, financial matters or other key aspects of business operations. The Group is currently operating under the “variable interest entity” structure, or VIE structure, may be deemed as FIEs according to the 2015 Draft FIL and thus subject to the foreign investment restrictions in the PRC.

On December 26, 2018, the Standing Committee of the National People’s Congress of the PRC published a discussion draft of the proposed Foreign Enterprise Investment Law, or the 2018 Draft FEIL, the updated version of which was reviewed and discussed by the National People’s Congress of the PRC on March 11, 2019. The 2018 Draft FEIL does not explicitly stipulate contractual arrangements as a form of foreign investment, nor does it include the concept of “de facto control”. However, the draft law contains a catch-all provision under the definition of “foreign investment” that will include investments made by foreign investors in China through means stipulated by laws or administrative regulations or other methods prescribed by the State Council. Based on the 2018 Draft FEIL, it is likely that prospective laws, administrative regulations or provisions of the State Council may deem contractual arrangements as a way of foreign investment.

1. Operations and principal activities (Continued)

(b) VIE arrangements between the Company’s PRC subsidiaries (Continued)

iii) Risks in relation to VIE structure (continued)

There is substantial uncertainty with respect to the final content, interpretation, adoption timeline and effective date of the 2015 Draft FIL and/or the 2018 Draft FEIL. In the event that the Group’s variable interest entity contractual arrangements under which the Group operates its business were not treated as a domestic investment and its operations are classified in the “restricted” or “prohibited” industry in the “negative list” under the 2015 Draft FIL or the 2018 Draft FEIL when officially enacted, the Group might be required to obtain market entry clearance. If the restrictions and prohibitions on FIE included in the Draft FIE Law are enacted and enforced in their current form, the Group’s ability to use the contractual arrangements with its VIEs and the Group’s ability to conduct business through the VIEs could be severely limited For example, the National People’s Congress approved the Foreign Investment Law on March 15, 2019 and the State Council approved the Regulation on Implementing the Foreign Investment Law (the “Implementation Regulations”) on December 26, 2019, effective from January 1, 2020. The MOFCOM and the State Administration for Market Regulation jointly issued the Measures for Reporting of Foreign Investment Information on December 30, 2019, effective from January 1, 2020 and replaced the Interim Administrative Measures for the Record-filing of the Establishment and Modification of Foreign-invested Enterprises. The Foreign Investment Law and the Implementation Regulations do not touch upon the relevant concepts and regulatory regimes that were historically suggested for the regulation of VIE structures, and thus this regulatory topic remains unclear under the Foreign Investment Law. Since the Foreign Investment Law and the Implementation Regulations are new, there are substantial uncertainties exist with respect to its implementation and interpretation and it is also possible that variable interest entities will be deemed as foreign invested enterprises and be subject to restrictions in the future. Such restrictions may cause interruptions to our operations, products and services and may incur additional compliance cost, which may in turn materially and adversely affect our business, financial condition and results of operations.

1. Operations and principal activities (Continued)

(b) VIE arrangements between the Company’s PRC subsidiaries (Continued)

iii) Risks in relation to VIE structure (continued)

The following consolidated financial information of the VIEs and its subsidiaries taken as a whole as of December 31, 2020 and 2021 and for the years ended December 31, 2019, 2020 and 2021 was included in the consolidated financial statements of the Group. Transactions between the VIEs and its subsidiaries are eliminated in the financial information presented below:

	As of December 31,
	2020	2021
	RMB	RMB
Assets
Current assets:
Cash and cash equivalents	374,132	255,655
Restricted cash and term deposit	21,865	15,119
Trade receivables	52,871	33,817
Inventories, net	—	51
Receivables from online payment platforms	16,182	13,476
Short-term investments and term deposit	70,000	—
Amounts due from Group companies	9,442	116,817
Amounts due from related parties	7,764	14,038
Prepayment and other current assets	42,918	75,772
Total current assets	595,174	524,745

Non-current assets:
Investment in subsidiaries	—	35,082
Long-term investments	158,509	152,082
Intangible assets	60,009	35,877
Goodwill	48,500	684
Property and equipment, net	29,396	23,060
Deferred tax assets	44,828	32,554
Operating lease right-of-use assets	70,911	57,512
Other non-current assets	9,448	9,486
Total non-current assets	421,601	346,337
Total assets	1,016,775	871,082

Liabilities
Current liabilities:
Taxes payable	49,899	35,821
Contract liabilities	135,385	99,427
Salary and welfare payables	48,560	47,702
Amounts due to Group companies	306,567	339,951
Amounts due to related parties	2,404	681
Accrued expenses and other current liabilities	226,890	194,791
Operating lease liabilities	24,799	28,269
Total current liabilities	794,504	746,642
Operating lease liabilities-non current	58,615	39,390
Deferred tax liabilities	8,522	7,431
Amounts due to Group companies-non current	13,443	—
Total non-current liabilities	80,580	46,821
Total liabilities	875,084	793,463

Mezzanine equity	23,205	—

1. Operations and principal activities (Continued)

(b) VIE arrangements between the Company’s PRC subsidiaries (Continued)

iii) Risks in relation to VIE structure (continued)

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Third-party revenues	1,151,637	1,294,888	1,573,161
Inter-company revenues	—	—	358
Total revenues	1,151,637	1,294,888	1,573,519
Third-party costs	(184,712)	(182,736)	(221,286)
Inter-company costs	(439,922)	(365,678)	(607,016)
Total Costs	(624,634)	(548,414)	(828,302)
Total operating expenses	(508,287)	(762,995)	(822,210)
Income /(loss) from non-operations	14,089	4,281	(7,557)
Income/(loss) before income tax expense	32,805	(12,240)	(84,550)
Income tax expense	(33,096)	(11,433)	(23,524)
Net loss	(291)	(23,673)	(108,074)
Net loss attributable to noncontrolling interests	—	930	28,533
Net loss attributable to So-Young International Inc.	(291)	(22,743)	(79,541)

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Inter-company payments related to service fee	(381,190)	(148,574)	(846,063)
Others operating activities with external parties	542,274	428,307	538,711
Net cash generated from/(used in) operating activities	161,084	279,733	(307,352)
Purchase of short-term investments	(260,000)	(354,235)	(40,000)
Proceeds from maturities of short-term investments	200,000	403,000	110,000
Acquisitions of business combination, net of cash acquired	—	—	(902)
Loans to Group companies	(1,500)	—	(164,000)
Repayments from Group companies	1,500	—	82,006
Other investing activities with external parties	(55,497)	(196,768)	(26,244)
Net cash used in investing activities	(115,497)	(148,003)	(39,140)
Borrowings under loan from Group companies	—	—	289,903
Repayments to borrowings under loan from Group companies	—	—	(68,677)
Proceeds from initial public offering, net of issuance cost	(6,283)	—	—
Other financing activities with external parties	—	(6,500)	—
Net cash (used in)/provided by financing activities	(6,283)	(6,500)	221,226
Net increase/(decrease) in cash, cash equivalents and restricted cash	39,304	125,230	(125,266)

In accordance with various contractual agreements, the Company has the power to direct the activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there are no assets in the respective VIEs that can be used only to settle obligations of the respective VIEs, except for the registered capital of the VIEs amounting to approximately RMB4,547 and RMB4,547 as of December 31, 2020 and 2021, respectively. As the respective VIEs and its subsidiaries are incorporated as limited liability companies under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the respective VIEs. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Group is conducting certain businesses in the PRC through the VIEs, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.

The VIEs have paid RMB323.4 million, RMB125.1 million and RMB826.5 million of service fee to the WFOE under the VIE arrangements for the years ended December 31, 2019, 2020 and 2021, respectively. There is no VIE in the Group where the Company or any subsidiary has a variable interest but is not the primary beneficiary.

1. Operations and principal activities (Continued)

(b) VIE arrangements between the Company’s PRC subsidiaries (Continued)

Liquidity

The Group had net income of RMB176,724, RMB4,877 and net loss of RMB37,636 for the years ended December 31, 2019, 2020 and 2021, respectively. Net cash generated from operating activities was RMB383,822, RMB179,180 and RMB84,287 for the years ended December 31, 2019, 2020 and 2021, respectively. Accumulated deficit was RMB254,228 and RMB 272,368 as of December 31, 2020 and 2021, respectively. The Group assesses its liquidity by its ability to generate cash from operating activities and attract investors’ investments.

Historically, the Group has relied principally on both operational sources of cash and non-operational sources of financing from investors to fund its operations and business development. The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenues while controlling operating expenses, as well as, generating operational cash flows and continuing to gain support from outside sources of financing. In the past, the Group has been continuously receiving financing support from outside investors through the issuance of convertible redeemable preferred shares. Refer to Note 17 for details of the Group’s convertible redeemable preferred shares financing activities. In 2019, the Group has completed its IPO in Nasdaq Global Market, and raised US$187.5 million (RMB1,267 million), net of issuance costs.

Based on the cash flows projection from operating activities and existing balance of cash and cash equivalents and restricted cash, management is of the opinion that the Group has sufficient funds for sustainable operation and it will be able to meet its payment obligations from operations for the next twelve months from the issuance of the consolidated financial statements. Based on the above considerations, the Group’s consolidated financial statements have been prepared on a going concern basis, which contemplate the realization of assets and liquidation of liabilities during the normal course of operations.